Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 202,058	$ 227,954	$ 873,740	$ 890,886	$ 1,123,072	$ 1,217,459
Cost of revenue	(129,973)	(101,088)	(418,473)	(371,252)	(506,500)	(594,321)
Gross profit	72,085	126,866	455,267	519,634	616,572	623,138
Consulting and marketing	122	1,842	1,791	8,030	8,190	20,309
Depreciation	3,086	8,799	9,220	26,637	30,702	51,988
General and admin expenses	369,697	206,386	940,445	630,269	1,101,209	884,553
Share-based compensation	77,148	21,389	95,464	146,581
Professional fees	1,037,833	580,175	2,514,024	909,330	1,220,746	278,012
Total operating expense	(1,487,886)	(818,591)	(3,560,944)	(1,720,847)	(2,360,847)	(1,234,862)
Loss before other loss	(1,415,801)	(691,725)	(3,105,677)	(1,201,213)	(1,744,275)	(611,724)
Other income (loss):
Finance expenses, net	(3,154)	(2,735)	(15,415)	(9,498)	(14,451)	(13,514)
Foreign exchange gain (loss)	31,454	373,163	(124,560)	257,833	100,322	123,002
Covid-19 grant						53,301
Listing expense						(4,394,390)
Other operating expense	28,300	370,428	(139,975)	248,335	85,871	(4,231,601)
Loss before tax	(1,387,501)	(321,297)	(3,245,652)	(952,878)	(1,658,404)	(4,843,325)
Tax expense	(52,284)	(4,496)	(81,890)	(11,584)	(6,280)	(35,413)
Loss for the period	(1,439,785)	(325,793)	(3,327,542)	(964,462)	(1,664,684)	(4,878,738)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(5,668)	13,838	(42,760)	(11,022)	(11,709)	14,473
Remeasurement of a defined benefit plan, net	885	1,537	2,741	4,653	3,835	6,223
Other comprehensive income (loss) for the period	(4,783)	15,375	(40,019)	(6,369)	(7,874)	20,696
Total comprehensive loss	$ (1,444,568)	$ (310,418)	$ (3,367,561)	$ (970,831)	$ (1,672,558)	$ (4,858,043)
Loss per share basic	$ (0.04)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.052)	$ (0.218)
Loss per share diluted	$ (0.04)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.052)	$ (0.218)
Weighted average shares outstanding basic	39,285,352	30,380,431	38,364,061	29,839,934	31,865,960	22,332,694
Weighted average shares outstanding diluted	39,285,352	30,380,431	38,364,061	29,839,934	31,865,960	22,332,694
Total operating expense	$ 1,487,886	$ 818,591	$ 3,560,944	$ 1,720,847	$ 2,360,847	$ 1,234,862